UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

✔          Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period July 1, 2013 to September 30, 2013

Date of Report (Date of earliest event reported): November 15, 2013

Commission File Number of securitizer: Not Applicable

Central Index Key Number of securitizer: 0001591981

Carrington Advance Company II, LLC

John Alkire

(949) 517-7000

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [✔]1

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

 1 Securitizer is providing repurchase demand activity after the filing deadline for the reporting period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CARRINGTON ADVANCE COMPANY II, LLC

(Securitizer)

By: /s/John Alkire

Name: John Alkire

Title: Executive Vice-President, Servicing Operations for Carrington Mortgage Services, LLC

Date: November 15, 2013